10. SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
SEGMENT INFORMATION

	December 31, 2014	December 31, 2013

Identifiable assets
USA	$46,949,474	$49,405,542
Canada	31,274,058	45,822,245
Australia	897,181	1,642,736
Mongolia	533,386	504,408
Other	36,399	20,174
	$79,690,498	$97,395,105